UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: 	March 31, 2007

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       100 Prospect Street, South Tower
               Stamford, Connecticut 06901

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stewart P. Zobian
Title:    President
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Stewart P. Zobian 	Stamford, Connecticut	          April 23, 2007
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total:	402

Form 13F information Table Value Total:	 607512000


List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101    13253   173400 SH       SOLE                   173400
Abbott Labs Com                COM              002824100    12782   229065 SH       SOLE                   229065
Air Prods & Chems Inc Com      COM              009158106    13629   184275 SH       SOLE                   184275
Alcoa Inc Com                  COM              013817101    11890   350735 SH       SOLE                   350735
American Express Co Com        COM              025816109    14488   256880 SH       SOLE                   256880
American Intl Group Com        COM              026874107    14206   211335 SH       SOLE                   211335
Amgen Inc Com                  COM              031162100    12475   223240 SH       SOLE                   223240
Archer Daniels Midland Com     COM              039483102    11240   306260 SH       SOLE                   306260
Automatic Data Process Com     COM              053015103    11418   235905 SH       SOLE                   235905
BP Plc Sponsored Adr           COM              055622104      582     8990 SH       SOLE                     8990
Becton Dickinson & Co Com      COM              075887109    13452   174945 SH       SOLE                   174945
Caterpillar Inc Del Com        COM              149123101    12320   183800 SH       SOLE                   183800
Cisco Sys Inc Com              COM              17275R102    11827   463240 SH       SOLE                   463240
Coca Cola Co Com               COM              191216100     1236    25740 SH       SOLE                    25740
Dell Inc Com                   COM              24702R101    10932   471005 SH       SOLE                   471005
Disney Walt Co Com             COM              254687106    14883   432280 SH       SOLE                   432280
Dow Chem Co Com                COM              260543103    12135   264600 SH       SOLE                   264600
Emerson Elec Co Com            COM              291011104    10429   242030 SH       SOLE                   242030
Exxon Mobil Corp Com           COM              30231G102    13568   179823 SH       SOLE                   179823
Federal Natl Mtg Assn Com      COM              313586109    14221   260560 SH       SOLE                   260560
Fedex Corp Com                 COM              31428X106    11283   105025 SH       SOLE                   105025
Gannett Inc Com                COM              364730101    12762   226710 SH       SOLE                   226710
General Dynamics Corp Com      COM              369550108    12917   169065 SH       SOLE                   169065
General Elec Co Com            COM              369604103    10172   287666 SH       SOLE                   287666
Home Depot Inc Com             COM              437076102    12774   347685 SH       SOLE                   347685
Illinois Tool Wks Inc Com      COM              452308109    11637   225530 SH       SOLE                   225530
Ingersoll-Rand Company Cl A    COM              G4776G101    11598   267430 SH       SOLE                   267430
Intel Corp Com                 COM              458140100    13547   708150 SH       SOLE                   708150
International Bus Mach Com     COM              459200101    12457   132160 SH       SOLE                   132160
Intl Paper Co Com              COM              460146103    11998   329625 SH       SOLE                   329625
JP Morgan Chase & Co Com       COM              46625H100     1140    23563 SH       SOLE                    23563
Johnson & Johnson Com          COM              478160104    12766   211845 SH       SOLE                   211845
Kimberly Clark Corp Com        COM              494368103    14775   215720 SH       SOLE                   215720
McDonalds Corp Com             COM              580135101    14776   328000 SH       SOLE                   328000
McGraw-Hill Cos Inc            COM              580645109    14023   223010 SH       SOLE                   223010
Microsoft Corp Com             COM              594918104    13723   492385 SH       SOLE                   492385
Morgan Stanley Com             COM              617446448    12735   161690 SH       SOLE                   161690
Nucor Corp Com                 COM              670346105    14839   227830 SH       SOLE                   227830
Pepsico Inc Com                COM              713448108    10479   164865 SH       SOLE                   164865
Pfizer Inc Com                 COM              717081103    10836   428985 SH       SOLE                   428985
Procter & Gamble Co Com        COM              742718109    14488   229385 SH       SOLE                   229385
Qualcomm Inc Com               COM              747525103    14353   336460 SH       SOLE                   336460
Royal Dutch Shell Plc Spons Ad COM              780259206      683    10300 SH       SOLE                    10300
Schlumberger Ltd Com           COM              806857108    12754   184575 SH       SOLE                   184575
Staples Inc Com                COM              855030102    11750   454725 SH       SOLE                   454725
Stryker Corp Com               COM              863667101     1935    29180 SH       SOLE                    29180
Time Warner Inc Com            COM              887317105    11848   600825 SH       SOLE                   600825
US Bancorp De Com              COM              902973304    14701   420400 SH       SOLE                   420400
Unilever NV NY                 COM              904784709    15266   522445 SH       SOLE                   522445
Union Pac Corp Com             COM              907818108     1705    16790 SH       SOLE                    16790
Valero Energy Corp New Com     COM              91913Y100      593     9200 SH       SOLE                     9200
Verizon Communications Com     COM              92343V104    11507   303456 SH       SOLE                   303456
Wal-Mart Stores Inc Com        COM              931142103    11716   249545 SH       SOLE                   249545
Walgreen Co Com                COM              931422109    12011   261740 SH       SOLE                   261740